N-4	Apr. 29, 2024 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Jackson National Separate Account - I
Entity Central Index Key	0000927730
Entity Investment Company Type	N-4
Document Period End Date	Apr. 17, 2024
Amendment Flag	false
Fees and Expenses [Text Block]
The current minimum and maximum annual fees (for a single optional benefit), as displayed in the “Ongoing Fees and Expenses (annual charges)” section of the table contained in the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT” section of the prospectus are:

ANNUAL FEE	MINIMUM	MAXIMUM
3. Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.20%	0.35%

3.    The minimum fee reflects an annualized percentage of Contract Value. The maximum fee reflects an annualized percentage of average daily account value of Investment Divisions.
The current lowest and highest annual cost estimates, as displayed in the “Ongoing Fees and Expenses (annual charges)” section of the table contained in the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT” section of the prospectus are:

LOWEST ANNUAL COST: $1,566	HIGHEST ANNUAL COST: $4,519
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No add-on benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of add-on benefits and Fund fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Ongoing Fees and Expenses [Table Text Block]

ANNUAL FEE	MINIMUM	MAXIMUM
3. Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.20%	0.35%

3.    The minimum fee reflects an annualized percentage of Contract Value. The maximum fee reflects an annualized percentage of average daily account value of Investment Divisions.

Optional Benefits Minimum [Percent]	0.20%
Optional Benefits Maximum [Percent]	0.35%
Optional Benefits Footnotes [Text Block]	The minimum fee reflects an annualized percentage of Contract Value. The maximum fee reflects an annualized percentage of average daily account value of Investment Divisions.
Lowest and Highest Annual Cost [Table Text Block]

LOWEST ANNUAL COST: $1,566	HIGHEST ANNUAL COST: $4,519
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No add-on benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of add-on benefits and Fund fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Lowest Annual Cost [Dollars]	$ 1,566
Highest Annual Cost [Dollars]	$ 4,519
Lowest Annual Cost Footnotes [Text Block]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No add-on benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Highest Annual Cost Footnotes [Text Block]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of add-on benefits and Fund fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Item 4. Fee Table [Text Block]
The current annual charges for the EarningsMax GMDB, Return of Premium GMDB, and Liquidity Option add-on benefits are:

Add-on Benefit Name	Current Annual Charge
EarningsMax GMDB	0.35%
Return of Premium GMDB	0.20%
Liquidity Option	0.25%

Annual Contract Expenses [Table Text Block]

Add-on Benefit Name	Current Annual Charge
EarningsMax GMDB	0.35%
Return of Premium GMDB	0.20%
Liquidity Option	0.25%

Earnings Protection Benefit (“EarningsMax”) [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	0.35%
Name of Benefit [Text Block]	EarningsMax GMDB
Optional Benefit Expense (of Other Amount), Current [Percent]	0.35%
Name of Benefit [Text Block]	EarningsMax GMDB
Return Of Premium Guaranteed Minimum Death Benefit Charge [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%
Name of Benefit [Text Block]	Return of Premium GMDB
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%
Name of Benefit [Text Block]	Return of Premium GMDB
Liquidity Option [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%
Name of Benefit [Text Block]	Liquidity Option
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%
Name of Benefit [Text Block]	Liquidity Option